Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2018 and 2019 are as follows. Sony adopted ASU 2016-01 from April 1, 2018, and as a result, equity securities which were previously included in the trading securities category are included in the equity securities category as of March 31, 2019.

	Yen in millions
	March 31, 2018
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	712,113	335,949	—	1,048,062	1,048,062	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,409,610	—	1,409,610	20,473	1,389,137	—	—
Japanese local government bonds	—	67,569	—	67,569	8,548	59,021	—	—
Japanese corporate bonds	—	208,708	—	208,708	8,041	200,667	—	—
Foreign government bonds*1	—	69,539	—	69,539	—	69,539	—	—
Foreign corporate bonds*2	—	338,587	27,878	366,465	88,228	278,237	—	—
Securitized products*3	—	15,736	83,614	99,350	—	99,350	—	—
Equity securities	126,330	293	—	126,623	—	126,623	—	—
Other investments*4	6,192	5,099	9,104	20,395	—	20,395	—	—
Derivative assets*5	2,194	37,332	—	39,526	—	—	37,003	2,523

Total assets	846,829	2,488,422	120,596	3,455,847	1,173,352	2,242,969	37,003	2,523

Liabilities:
Derivative liabilities*5	1,407	34,317	—	35,724	—	—	20,550	15,174

Total liabilities	1,407	34,317	—	35,724	—	—	20,550	15,174

	Yen in millions
	March 31, 2019
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Debt securities
Trading securities	22,105	212,012	—	234,117	234,117	—	—	—
Available-for-sale securities
Japanese national government bonds	—	1,643,589	—	1,643,589	18,719	1,624,870	—	—
Japanese local government bonds	—	67,497	—	67,497	7,768	59,729	—	—
Japanese corporate bonds	—	219,388	—	219,388	11,472	207,916	—	—
Foreign government bonds*1	—	161,495	—	161,495	3,984	157,511	—	—
Foreign corporate bonds*2	—	338,163	22,704	360,867	90,801	270,066	—	—
Securitized products*3	—	25,029	165,083	190,112	—	190,112	—	—
Other	—	4,688	—	4,688	—	4,688	—	—
Equity securities	1,037,100	135,794	—	1,172,894	951,390	221,504	—	—
Other investments*4	5,489	1,507	6,918	13,914	—	13,914	—	—
Derivative assets*5	444	10,042	—	10,486	—	—	9,431	1,055

Total assets	1,065,138	2,819,204	194,705	4,079,047	1,318,251	2,750,310	9,431	1,055

Liabilities:
Derivative liabilities*5	136	32,686	—	32,822	—	—	19,852	12,970

Total liabilities	136	32,686	—	32,822	—	—	19,852	12,970

*1

2,875 million yen and 4,910 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2018 and 2019, respectively, and are included in the consolidated balance sheets as securities investments and other.

*2

160,470 million yen and 173,964 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2018 and 2019, respectively. In the consolidated balance sheets, 25,955 million yen and 33,391 million yen are included as marketable securities and 134,515 million yen and 140,573 million yen are included as securities investment and other for the fiscal years ended March 31, 2018 and 2019, respectively.

*3

93,971 million yen and 185,195 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and level 3 for the fiscal years ended March 31, 2018 and 2019, respectively, and are included in the consolidated balance sheets as securities investments and other.

*4	Other investments include certain hybrid financial instruments and certain private equity investments.

*5	Derivative assets and liabilities are recognized and disclosed on a gross basis.

*6

Net gains of 544 million yen and 85 million yen arising from financial instruments for which the fair value option has been elected are included in financial services revenue in the consolidated statements of income for the fiscal years ended March 31, 2018 and 2019, respectively.

Changes in Fair Value of Level Three Assets and Liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2018 and 2019 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2018
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other investments
Beginning balance	1,310	41,177	15,192	10,483
Total realized and unrealized gains (losses):
Included in earnings*1	—	(307)	(3,032)	(65)
Included in other comprehensive income (loss)*2	—	(84)	1	(489)
Purchases	—	12,604	74,736	139
Sales	—	—	—	(10)
Settlements	—	(18,540)	(3,283)	(954)
Transfers into level 3*3	—	—	—	—
Transfers out of level 3*4	(1,310)	(6,972)	—	—

Ending balance	—	27,878	83,614	9,104

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	(468)	(2,278)	(65)

	Yen in millions
	Fiscal year ended March 31, 2019
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other investments
Beginning balance	—	27,878	83,614	9,104
Total realized and unrealized gains (losses):
Included in earnings*1	—	465	562	276
Included in other comprehensive income (loss)*2	—	131	1	—
Purchases	—	5,787	94,696	4
Sales	—	—	—	(6)
Settlements	—	(10,435)	(13,601)	(2,460)
Transfers into level 3*3	—	20,863	5,284	—
Transfers out of level 3*4	—	(21,985)	(5,473)	—

Ending balance	—	22,704	165,083	6,918

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	219	510	441

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3

Certain corporate bonds and certain securitized products were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*4	Certain corporate bonds and certain securitized products were transferred out of level 3 because observable market data became available.

Assets and Liabilities Remeasured at Fair Value on a Nonrecurring Basis

During the fiscal years ended March 31, 2018 and 2019, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2018
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	19,375	(53,741)

				(53,741)

	During the fiscal year ended March 31, 2019
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	4,389	(44,135)
Goodwill impairment	—	—	0	(5,107)

				(49,242)

Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2018
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,686,842	—	1,686,842	1,522,415

Total assets	—	1,686,842	—	1,686,842	1,522,415

Liabilities:
Long-term debt including the current portion	—	877,576	—	877,576	848,973
Investment contracts included in policyholders’ account in the life insurance business	—	766,558	—	766,558	738,404

Total liabilities	—	1,644,134	—	1,644,134	1,587,377

	Yen in millions
	March 31, 2019
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,861,384	—	1,861,384	1,685,504

Total assets	—	1,861,384	—	1,861,384	1,685,504

Liabilities:
Long-term debt including the current portion	—	737,529	—	737,529	740,833
Investment contracts included in policyholders’ account in the life insurance business	—	877,157	—	877,157	816,903

Total liabilities	—	1,614,686	—	1,614,686	1,557,736